Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 76,954,394	$ 149,993,694
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,560,073	15,313,622
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,294,652	17,350,359
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,266,956	17,350,359
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,226,534	17,316,251
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,118,045	17,271,708
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	27,488,134	65,391,395
Interest [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,279,128	20,998,476
Interest [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	4,487,336	4,191,744
Interest [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,735,758	3,919,937
Interest [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,692,482	3,630,136
Interest [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,309,548	3,115,800
Interest [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	472,760	2,246,896
Interest [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	581,244	3,893,963
Present Value [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	66,675,266	128,995,218
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	4,072,737	11,121,878
Present Value [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,558,894	13,430,422
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,574,474	13,720,223
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,916,986	14,200,451
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	9,645,285	15,024,812
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 26,906,890	$ 61,497,432